Document and Entity Information	Nov. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Diodes Incorporated (the “Company”) with the Securities and Exchange Commission (the “Commission”) on December 4, 2020 (the “Original 8-K”), regarding the completion of the acquisition (the “Acquisition”) of Lite-On Semiconductor Corporation (“LSC”). The Company is filing this amendment to provide unaudited pro forma financial information required to be filed under Item 9.01 of Form 8-K in connection with the Acquisition. We are also providing LSC’s unaudited consolidated financial statements for the nine months ended September 30, 2020 and September 30, 2019.
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	DIODES INC /DEL/
Entity Central Index Key	0000029002
Entity Emerging Growth Company	false
Entity File Number	002-25577
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2039518
Entity Address, Address Line One	4949 Hedgcoxe Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	987-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.66 2/3
Trading Symbol	DIOD
Security Exchange Name	NASDAQ